General information	12 Months Ended
Dec. 31, 2018
General information
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries.

R&D

The research and development (“R&D”) operations are specialized in the discovery and development of small molecules. Our ambition is to become a leading global biotechnology company focused on the development and commercialization of novel medicines. Our strategy is to leverage our unique and proprietary target discovery platform, which facilitates our discovery and development of therapies with novel modes of action.

The components of the operating result presented in the financial statements include the following companies: Galapagos NV, Galapagos Real Estate 1 BVBA and Galapagos Real Estate 2 BVBA (Mechelen, Belgium); Galapagos SASU (Romainville, France); Galapagos B.V. (Leiden, the Netherlands); Fidelta d.o.o. (Zagreb, Croatia); Galapagos, Inc. and its subsidiary Xenometrix, Inc. (United States); BioFocus DPI AG and Galapagos GmbH (Basel, Switzerland); and Galapagos Biotech Ltd. (Cambridge, UK).

Our operations had 725 employees as at December 31, 2018 working in the operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Croatia, United States, United Kingdom and Switzerland.